PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2016
PROPERTY AND EQUIPMENT
Summary of property and equipment

		June 30,
(in thousands)	Useful Life	2016	2015
Computer equipment and software	3 years	$1,285	$1,302
Office equipment and furniture	5 years	307	307
Leasehold improvements	3 years	534	534

Total Cost		2,126	2,143
Less—Accumulated depreciation		(2,075)	(1,983)

		$51	$160